Note 9 - Share Capital - Stock Option Transactions (Details)	3 Months Ended
	Jan. 31, 2023 $ / shares	Jan. 31, 2022 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	965,766	40,000
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.53	$ 7.00
Granted	1,500	913,730
Granted, weighted average exercise price (in CAD per share)	$ 15.90	$ 15.90
Exercised	0	0
Exercised, weighted average exercise price (in CAD per share)	$ 0	$ 0
Forfeited/cancelled	3,990	0
Forfeired/cancelled, weighted average exercise price (in CAD per share)	$ 15.90	$ 0
Expired	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0
Outstanding, end of period	963,276	953,730
Outstanding, beginning of period, weighted average exercise price (in CAD per share)	$ 15.53	$ 15.53